Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 3,158	$ 9,636
Short Term Deposits	12,506	12,169
Marketable equity securities	23	22
Other investments	345	2,361
Other current receivables	471	482
Total current assets	16,503	24,670
Non-current assets
Investment in affiliated company	7,568	1,404
Other investments		1,672
Fixed assets, net	787	289
Total non-current assets	8,355	3,365
TOTAL ASSETS	24,858	28,035
Current liabilities
Trade payables	344	330
Other current payables	947	817
Total current liabilities	1,291	1,147
Derivative warrant liabilities		2,071
TOTAL LIABILITIES	1,291	3,218
Shareholders' equity
Ordinary shares, NIS 0 par value; Authorized 1,000,000,000 shares; Issued and outstanding: 131,935,404 and 109,502,289 shares as of December 31, 2018, December 31, 2017 respectively
Additional paid in capital	57,521	44,114
Accumulated deficit	(33,954)	(19,297)
Total shareholders' equity	23,567	24,817
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 24,858	$ 28,035